SCHEDULE II-VALUATION AND QUALIFYING ACCOUNTS	12 Months Ended
Dec. 31, 2013
SCHEDULE II-VALUATION AND QUALIFYING ACCOUNTS
SCHEDULE II-VALUATION AND QUALIFYING ACCOUNTS

SCHEDULE II—VALUATION AND QUALIFYING ACCOUNTS
GLOBAL PARTNERS LP
FOR THE YEARS ENDED DECEMBER 31, 2013, 2012 and 2011
(In thousands)

Description	Balance at Beginning of Period	Charged to Costs and Expenses	Recoveries	Write Offs	Balance at End of Period
Year ended December 31, 2013
Allowance for doubtful accounts—accounts receivable	$4,732	$4,145	$9	$(1,772)	$7,114
Year ended December 31, 2012
Allowance for doubtful accounts—accounts receivable	$4,375	$869	$—	$(512)	$4,732
Year ended December 31, 2011
Allowance for doubtful accounts—accounts receivable	$3,799	$1,860	$—	$(1,284)	$4,375